Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 3,185	$ 1,437
Accounts receivable - net of allowances for doubtful accounts of $878 and $957	13,606	13,610
Prepaid expenses	1,155	1,458
Deferred income taxes	1,470	1,170
Other current assets	3,611	3,179
Total current assets	23,027	20,854
Property, plant and equipment	260,279	243,833
Less: accumulated depreciation and amortization	(153,192)	(140,637)
Property, plant and equipment - net	107,087	103,196
Goodwill	70,842	73,601
Licenses	51,374	50,372
Customer Lists and Relationships - Net	2,757	4,708
Other Intangible Assets - Net	5,212	5,440
Investments in Equity Affiliates	3,718	4,515
Other Assets	6,327	6,705
Total Assets	270,344	269,391
Current Liabilities
Debt maturing within one year	3,453	7,196
Accounts payable and accrued liabilities	19,858	20,055
Advanced billing and customer deposits	3,872	4,086
Accrued taxes	1,003	975
Dividends payable	2,608	2,542
Total current liabilities	30,794	34,854
Long-Term Debt	61,300	58,971
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes	25,748	22,070
Postemployment benefit obligation	34,011	28,803
Other noncurrent liabilities	12,694	12,743
Total deferred credits and other noncurrent liabilities	72,453	63,616
Stockholders' Equity
Common stock ($1 par value, 14,000,000,000 authorized at December 31, 2011 and 2010: issued 6,495,231,088 at December 31, 2011 and 2010)	6,495	6,495
Additional paid-in capital	91,156	91,731
Retained earnings	25,453	31,792
Treasury stock (568,719,202 at December 31, 2011 and 584,144,220 at December 31, 2010, at cost)	(20,750)	(21,083)
Accumulated other comprehensive income	3,180	2,712
Noncontrolling interest	263	303
Total stockholders' equity	105,797	111,950
Total Liabilities and Stockholders' Equity	$ 270,344	$ 269,391